Note 1 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations:  Firstbank Corporation (the “Company”) is a bank holding company. Each of our subsidiary banks is a full service community bank. The subsidiary banks offer all customary banking services, including the acceptance of checking, savings and time deposits, and the making of commercial, agricultural, real estate, personal, home improvement, automobile and other installment and consumer loans. Our consolidated assets were, $1.5 billion as of December 31, 2012, and primarily represent commercial and retail banking activity. Mortgage loans serviced for others of $608 million, as of December 31, 2012, are not included in the consolidated balance sheet.

Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and its subsidiaries, Firstbank – Alma; Firstbank (Mt. Pleasant); Firstbank – West Branch; Keystone Community Bank and Firstbank – West Michigan (the “Banks”); 1st Armored, Incorporated (sold March 31, 2010); 1st Title, Incorporated; 1st Investors Title, LLC; Austin Mortgage Company; and FBMI Risk Management Services, Inc., after elimination of inter-company accounts and transactions. These subsidiaries are wholly owned, except 1st Investors Title, LLC, which we held a 46% share at December 31, 2012. We do not consolidate their results into the results of the Company. Firstbank – St Johns was merged into Firstbank - Alma in 2011. Each of our five banks operates its own Mortgage Company. The operating results of these companies are consolidated into each Bank’s financial statements. During 2004 we formed a special purpose trust, Firstbank Capital Trust I, in 2006 we formed Firstbank Capital Trust II, and in 2007 we formed Firstbank Capital Trust III and Firstbank Capital Trust IV, for the sole purpose of issuing trust preferred securities. These trusts are not consolidated into our financial statements.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Investments:  Investments are presented at fair value as required by accounting principles. Our investment portfolio is classified as available for sale, as such; adjustments to the fair value are reported as a change in equity. If a security is deemed to be other than temporarily impaired, the adjustment to fair value is recorded through the income statement.

Certain Significant Estimates:  The primary estimates incorporated into our financial statements, which are susceptible to change in the near term, include the allowance for loan losses, the determination of the fair value of certain financial instruments, fair value of investments, determination of state and federal tax assets and liabilities, goodwill, purchase accounting and core deposit intangible valuations, valuation of other real estate owned, and the valuation of mortgage servicing rights.

Current Vulnerability Due to Certain Concentrations:  Our business is concentrated in the mid-central and southwestern sections of the lower peninsula of Michigan. While the loan portfolio is diversified, the customers’ ability to honor their debts is partially dependent on the local economies. Our service area is primarily dependent on manufacturing (automotive and other), agricultural and recreational industries. Most commercial and agricultural loans are secured by business assets, including commercial and agricultural real estate and federal farm agency guarantees. Generally, consumer loans are secured by various items of personal property and mortgage loans are secured by residential real estate. Our funding sources include time deposits and other deposit products which bear interest. Periods of rising interest rates result in an increase in our cost of funds and an increase in the yields on certain assets. Conversely, periods of falling interest rates result in a decrease in yields on certain assets and costs of certain funds.

Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks and short term investments with an original maturity of 90 days or less, which include interest bearing deposits with banks and the Federal Reserve, federal funds sold, and overnight money market fund investments. Generally, federal funds and overnight money market funds are purchased for a one day period. We report customer loan transactions, deposit transactions and repurchase agreements and overnight borrowings on a net basis within our cash flow statement.

Trading Account Securities: From time to time, we invest in the common stock of other companies. Trading account securities are adjusted to fair value through the income statement, with increases in value reflected as non-interest income and decreases in value reflected as a decrease to non-interest income.

Securities Available for Sale:  Securities available for sale consist of bonds and notes which might be sold prior to maturity due to changes in interest rate, prepayment risks, yield and availability of alternative investments, liquidity needs or other factors. Securities classified as available for sale are reported at their fair value and the related unrealized holding gain or loss (the difference between the fair value and amortized cost of the securities so classified) is reported in other comprehensive income. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method.  Gains and losses on sales are recorded on the trade date and are determined using the specific identification method.

Declines in the fair value of securities below their cost that are other than temporary are reflected as realized losses. In estimating other-than-temporary losses, management considers: (1) the length of time and extent that fair value has been less than carrying value; (2) the financial condition and near term prospects of the issuer; and (3) the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Mortgage Banking Activities:  Servicing rights are recognized as assets based on the allocated value of retained servicing rights on loans sold. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates. Any impairment of a grouping is reported as a valuation allowance.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. Amortization of mortgage serving rights is netted against loan servicing fee income in the income statement.

Mortgage Derivatives: From time to time, we enter into mortgage banking derivatives such as forward contracts and rate lock commitments in the ordinary course of business. The derivatives are not designated as hedges and are carried at fair value. The net gain or loss on mortgage banking derivatives is included in gain on sale of loans.

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold, which is reduced by the cost allocated to the servicing right. We generally lock in the sale price to the purchaser of the loan at the same time we make a rate commitment to the borrower.

Loans:  Loans receivable, for which management has the intent and ability to hold for the foreseeable future or payoff are reported at their outstanding unpaid principal balances, net of any deferred fees or costs on originated loans, unamortized premiums or discounts. Loan origination fees and certain origination costs are capitalized and recognized as an adjustment to yield of the related loan. Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments. Interest income on mortgage and commercial loans is discontinued at the time the loan becomes 90 days delinquent unless the credit is well secured and in process of collection. Consumer and unsecured consumer line of credit loans are typically charged off no later than 120 days past due. Loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual status, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual. Loans are returned to accrual status when all of the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans classified as troubled debt restructurings (TDR’s) are accounted for in generally the same manner as all other loans. Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule. All modified loans are evaluated to determine whether the loans should be reported as a TDR. A loan is a TDR when we, for economic or legal reasons related to the borrower’s financial difficulties, grant a concession to the borrower by modifying or renewing a loan that we would not otherwise consider. To make this determination, we must determine whether (1) the borrower is experiencing financial difficulties and (2) we have granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification. An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual basis under the new terms. If there is a forgiveness of debt or partial charge off, the loan will generally be placed on nonaccrual status with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring or subsequently becomes nonaccrual, it will remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six monthly payments. If the borrower makes the six monthly payments without becoming past due 30 days or more, it may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on the sum of: (1) a factor relating to historical losses multiplied times the balance of the loan, and (2) a net present value adjustment relating to a change in interest rate, if applicable. The amount recorded in the allowance for loan losses for restructured loans during the years ended December 31, 2012 and 2011 was $2.3 million and $591,000, respectively. Restructured loans charged off were $1.7 million in 2012 and $2.4 million in 2011.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses. Management uses a quantitative and qualitative methodology for analyzing factors which impact the allowance for loan losses consistently across its banking subsidiaries. The process applies risk factors for historical charge-offs and delinquency experience, portfolio segment weightings and industry and regional factors and trends as they affect the banks’ portfolios. Consideration of exposures to industries potentially most affected by risks in the current economic and political environment, and the review of potential risks in certain credits that are considered part of the non-performing loan category contributed to the establishment of the allowance levels at each bank. Loan losses are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed.

Loans are reviewed on an ongoing basis for impairment. A loan is impaired when it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the fair value of collateral, if the loan is collateral dependent. Loans considered to be impaired are reduced to the present value of expected future cash flows or to the fair value of collateral by allocating a portion of the allowance for loan losses to such loans. If these allocations cause an increase in the allowance for loan losses such increase is reported as provision for loan loss through the income statement. Increases or decreases in carrying value due to changes in estimates of future payments or the passage of time are reported as reductions or increases in the provision for loan losses.

Smaller balance homogeneous loans such as residential first mortgage loans secured by one to four family residences, residential construction, automobile, home equity and second mortgage loans, are collectively evaluated for impairment. Commercial loans and first mortgage loans secured by other properties are evaluated individually for impairment. When credit analysis of the borrower’s operating results and financial condition indicates the underlying ability of the borrower’s business activity is not sufficient to generate adequate cash flow to service the business’ cash needs, including our loans to the borrower, the loan is evaluated for impairment. Often this is associated with a delay or shortfall in payments of 90 days or less. Commercial and commercial real estate loans are rated on a scale of 1 to 10, with grades 1 to 4 being pass grades, 5 watch, 6 special mention, 7 substandard, 8 impaired, 9 doubtful and 10 loss. Loans graded 6, 7, and 8 are reviewed for possible impairment at least quarterly. Loans are generally moved to nonaccrual status when 90 days or more past due and considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.  For a more complete explanation of our loan grading system, see Note 6.

Premises and Equipment:  Premises and equipment are stated on the basis of cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the assets, primarily by accelerated methods for income tax purposes and by the straight line method for financial reporting purposes.  Buildings and related components are assigned useful lives ranging from 5 to 33 years. Furniture, fixtures and equipment are assigned useful lives ranging from 3 to 10 years.

Other Real Estate Owned:  Other real estate owned includes properties acquired through either a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and is initially recorded at the fair value less estimated carrying and selling costs when acquired, establishing a new cost basis. These properties are evaluated periodically and, if fair value is deemed to have declined subsequent to foreclosure, a valuation allowance is recorded through noninterest expense. Costs incurred for the property after foreclosure are expensed as incurred. Other real estate owned totaled approximately $2.9 million and $5.3 million at December 31, 2012 and 2011. Gains and losses on the sale of other real estate owned are recorded on the income statement as other income.

The following table summarizes the activity associated with other real estate owned during the years ended December 31:

(In Thousands of Dollars)	2012	2011
Balance at beginning of year	$5,251	$8,316
Properties transferred into OREO	4,214	5,948
Valuation impairments recorded	(1,151)	(2,258)
Proceeds from sale of properties	(5,873)	(6,850)
Gain on sale of properties	484	95
Balance at end of year	$2,925	$5,251

Goodwill and Other Intangible Assets: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment is recognized in the period identified. A more frequent assessment is performed if conditions in the market place or changes in the company’s organizational structure occur. We use a discounted income approach and a market valuation model, which compares the inherent value of our company to valuations of recent transactions in the market place to determine if our goodwill has been impaired. See Note 8 for additional information.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.

Long Term Assets:  Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, a charge is taken to earnings, and the assets are written down to new estimate of fair value.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Income Taxes:  We record income tax expense based on the amount of taxes due on our tax return plus the change in deferred taxes, computed based on the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. A valuation allowance is recorded, if needed, and reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share:  Basic earnings per share is calculated by dividing net income available for common shareholders (net income less preferred stock dividends and accretion of the preferred stock discount) by the weighted average number of common shares outstanding. Diluted earnings per share is calculated by dividing net income available for common shareholders by the weighted average common shares outstanding including the dilutive effect of additional common shares that may be issued under outstanding stock options and warrants.

Comprehensive Income:  Comprehensive income consists of net income and changes in unrealized gains and losses on securities available for sale, net of tax, which is recognized as a separate component of equity. Accumulated other comprehensive income consists of unrealized gains and losses on securities available for sale, net of tax.

Recent Accounting Pronouncements: During 2012, the Company adopted new guidance related to the presentation of comprehensive income in the financial statements. Among other changes, the new guidance eliminated the option to only present comprehensive income in the statement of equity. We have elected to report comprehensive income in a separate statement of comprehensive income that begins with net income. The change in presentation has been applied retrospectively and the 2011 financial statements have been restated to conform to the new presentation method. Other than the change in presentation of comprehensive income and related disclosures, the new guidance did not have a material effect on the financial statements.

In 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This update applies to all creditors, both public and non-public, and was introduced to provide clarification surrounding troubled debt restructurings (“TDR”). The primary characteristics that previously caused a restructuring to qualify as a TDR still exist: (1) the restructuring constitutes a concession to the borrower and (2) the borrower is experiencing financial difficulties. The update provides additional details and examples to provide clarity surrounding these items. The update also prohibits the use of the effective interest rate test when determining whether the restructuring constitutes a concession. The update is effective for annual reporting periods ending on or after December 15, 2012 (therefore, December 31, 2012, for the Corporation). Lastly, the disclosure requirements set forth by ASU 2010-20 regarding troubled debt restructurings, and later deferred by ASU 2011-01 until December 31, 2012 for the Company, are included in Note 6. Other than the additional disclosures, these updates did not have a significant impact on the financial statements.

In 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. This update to Fair Value Measurement (Topic 820) results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. However, this update does require expanded disclosure related to the nature and significance of inputs that are used in estimating and measuring the fair value of financial instruments. The amendments in this update are to be applied prospectively and are effective for annual reporting periods beginning after December 15, 2011 (therefore, December 31, 2012, for the Corporation). This update did not have a significant impact on the financial statements.

Effect of Newly Issued Accounting Standards: There are no newly issued and not yet effective accounting standards at this time.

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements as of December 31, 2012.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification:  Certain 2010 and 2011 amounts may have been reclassified to conform to the 2012 presentation.

Operating Segments:  While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a company wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.